UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07420

Exact name of registrant as specified in charter:	Delaware Investments® Minnesota
Municipal Income Fund II, Inc.

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2018

Item 1. Schedule of Investments

Schedule of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc.
June 30, 2018 (Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds – 143.34%
Corporate Revenue Bonds – 2.63%
Laurentian Energy Authority I
Cogeneration Revenue
Series A 5.00% 12/1/21	2,725,000	$2,690,393
St. Paul Port Authority Solid
Waste Disposal Revenue
(Gerdau St. Paul Steel Mill
Project) Series 7 144A
4.50% 10/1/37 (AMT) #	1,715,000	1,630,039
		4,320,432
Education Revenue Bonds – 19.38%
Bethel Charter School Lease
Revenue
(Spectrum High School
Project) Series A 4.375%
7/1/52	1,100,000	1,102,024
Brooklyn Park Charter School
Lease Revenue
(Prairie Seeds Academy
Project)
Series A 5.00% 3/1/34	990,000	1,017,581
Series A 5.00% 3/1/39	170,000	172,491
Cologne Charter School Lease
Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/29	270,000	285,771
Series A 5.00% 7/1/45	445,000	447,514
Deephaven Charter School
(Eagle Ridge Academy
Project)
Series A 5.25% 7/1/37	590,000	624,279
Series A 5.25% 7/1/40	500,000	527,505
Forest Lake Minnesota
Charter School Revenue
(Lake International
Language Academy)
5.75% 8/1/44	705,000	750,860
Hugo Charter School Lease
Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	255,000	266,261
Series A 5.00% 7/1/44	775,000	798,033
Minneapolis Charter School
Lease Revenue
(Hiawatha Academies
Project)
Series A 5.00% 7/1/36	750,000	758,377
Series A 5.00% 7/1/47	900,000	897,264
Minneapolis Student Housing
Revenue
(Riverton Community
Housing Project)
5.25% 8/1/39	205,000	213,643
5.50% 8/1/49	990,000	1,039,411
Minnesota Higher Education
Facilities Authority Revenue
(Bethel University) 5.00%
5/1/47	1,250,000	1,360,563
(Carleton College)
4.00% 3/1/36	485,000	510,380
5.00% 3/1/44	905,000	1,040,632
(College of St. Benedict)
4.00% 3/1/36	410,000	418,561
(Gustavus Adolphus
College) 5.00% 10/1/47	2,100,000	2,360,967
(Macalester College)
4.00% 3/1/42	900,000	940,878
4.00% 3/1/48	600,000	623,136
(St. Catherine University)
Series 7-Q 5.00%
10/1/32	700,000	762,951
(St. Johns University)
Series 8-I 5.00% 10/1/31	235,000	265,552
Series 8-I 5.00% 10/1/34	35,000	39,187
(St. Olaf College) Series
8-N 4.00% 10/1/35	590,000	624,822
(St. Scholastic College)
Series H 5.25% 12/1/35	1,000,000	1,034,340
(Trustees Of The Hamline
University Of Minnesota)
Series B 5.00% 10/1/47	1,055,000	1,140,719
(University of St. Thomas)
Series 7-U 5.00% 4/1/22	750,000	828,473
Series A 4.00% 10/1/37	500,000	522,800
Otsego Charter School
(Kaleidoscope Charter
School)
Series A 5.00% 9/1/34	230,000	234,377
Series A 5.00% 9/1/44	400,000	402,924
Rice County Educational
Facilities Revenue
(Shattuck-St. Mary’s
School) Series A 144A
5.00% 8/1/22 #	1,250,000	1,321,387

(continues)     NQ-OVJ [6/18] 8/18 (566935) 1

Schedule of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc. (Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Cloud Charter School
Lease Revenue
(Stride Academy Project)
Series A 5.00% 4/1/46	375,000	$226,129
St. Paul Housing &
Redevelopment Authority
Charter School Lease
Revenue
(Academia Cesar Chavez
School Project) Series A
5.25% 7/1/50	825,000	764,957
(Great River School Project)
Series A 144A 4.75%
7/1/29 #	100,000	101,463
Series A 144A 5.50%
7/1/38 #	240,000	249,842
(Nova Classical Academy
Project)
Series A 4.125% 9/1/47	750,000	736,837
Series A 6.375% 9/1/31	750,000	824,805
(Twin Cities Academy
Project) Series A 5.30%
7/1/45	630,000	648,528
University of Minnesota
Series A 5.00% 9/1/40	1,240,000	1,443,794
Series A 5.00% 9/1/42	2,000,000	2,323,460
State Supported Stadium
Debt Series A 5.00%
8/1/26	1,000,000	1,173,980
		31,827,458
Electric Revenue Bonds – 15.18%
Central Minnesota Municipal
Power Agency Revenue
(Brookings Southeast Twin
Cities Transportation)
5.00% 1/1/32	1,130,000	1,216,897
(Brookings Twin Cities
Transmission Project)
5.00% 1/1/42	1,000,000	1,070,340
Chaska Electric Revenue
Series A 5.00% 10/1/28	445,000	507,518
Minnesota Municipal Power
Agency Electric Revenue
5.00% 10/1/25	500,000	575,265
5.00% 10/1/26	500,000	573,080
5.00% 10/1/27	320,000	365,776
5.00% 10/1/47	1,755,000	1,975,481
Northern Municipal Power
Agency
Series A 5.00% 1/1/26	100,000	110,431
Series A 5.00% 1/1/30	340,000	370,784
Rochester Electric Utility
Revenue
Series A 5.00% 12/1/42	605,000	693,378
Series A 5.00% 12/1/47	985,000	1,124,959
Series B 5.00% 12/1/30	1,300,000	1,466,309
Series B 5.00% 12/1/43	1,000,000	1,110,790
Southern Minnesota
Municipal Power Agency
Supply Revenue
Series A 5.00% 1/1/41	240,000	269,945
Series A 5.00% 1/1/47	1,115,000	1,274,289
St. Paul Housing &
Redevelopment Authority
Charter School Lease
Revenue
Series A 4.00% 10/1/33	285,000	296,617
Series B 4.00% 10/1/37	800,000	821,768
Western Minnesota Municipal
Power Agency Supply
Revenue
Series A 5.00% 1/1/25	3,000,000	3,357,600
Series A 5.00% 1/1/26	1,000,000	1,117,380
Series A 5.00% 1/1/33	1,000,000	1,127,050
Series A 5.00% 1/1/40	750,000	837,945
Series A 5.00% 1/1/46	2,500,000	2,790,425
Series A 5.00% 1/1/49	1,610,000	1,864,686
		24,918,713
Healthcare Revenue Bonds – 30.15%
Anoka Health Care Facilities
Revenue
5.375% 11/1/34	610,000	650,126
Apple Valley Senior Living
Revenue
(Senior Living LLC Project)
Series B 5.00% 1/1/47	750,000	772,013
Series D 7.00% 1/1/37	720,000	723,190
Series D 7.25% 1/1/52	1,000,000	1,014,520
Center City Health Care
Facilities Revenue
(Hazelden Betty Ford
Foundation Project) 5.00%
11/1/27	500,000	566,150
(Hazelden Foundation
Project) 5.00% 11/1/41	1,600,000	1,646,992

2 NQ-OVJ [6/18] 8/18 (566935)

(Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of Bethel Senior Housing
Revenue
(The Lodge at Lakes at
Stillwater Project) 5.25%
6/1/58	900,000	$911,916
Cloquet Housing Facilities
Revenue
(HADC Cloquet Project)
Series A 5.00% 8/1/48	500,000	508,100
Dakota County Community
Development Agency
Senior Housing Revenue
(Walker Highview Hills
Project)
Series A 144A 5.00%
8/1/46 #	370,000	374,473
Series A 144A 5.00%
8/1/51 #	755,000	762,731
Deephaven Housing &
Healthcare Revenue
(St. Therese Senior Living
Project)
Series A 5.00% 4/1/38	280,000	282,685
Series A 5.00% 4/1/40	270,000	272,360
Duluth Economic
Development Authority
(St. Luke’s Hospital
Authority Obligation
Group)
5.75% 6/15/32	1,400,000	1,527,106
6.00% 6/15/39	1,000,000	1,104,670
Fergus Falls Health Care
Facilities Revenue
(Lake Region Healthcare)
5.00% 8/1/30	1,000,000	1,001,460
Hayward
(American Baptist Homes
Midwest) 5.75% 2/1/44	500,000	514,150
Hayward Health Care
Facilities Revenue
(St. John’s Lutheran Home
of Albert Lea)
5.375% 10/1/44	400,000	419,504
Maple Grove Health Care
Facilities Revenue
(Maple Grove Hospital
Corporation) 4.00%
5/1/37	1,000,000	1,016,340
(North Memorial Health
Care) 5.00% 9/1/30	865,000	960,980
Minneapolis Health Care
System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	568,115
Series A 5.00% 11/15/34	500,000	565,990
(Unrefunded - Fairview
Health Services) Series B
6.50% 11/15/38 (AGC)	1,940,000	1,976,297
Minneapolis Senior Housing &
Healthcare Revenue
(Ecumen Mill City Quarter)
5.25% 11/1/45	850,000	878,449
5.375% 11/1/50	200,000	207,330
(Ecumen-Abiitan Mill City
Project) 5.00% 11/1/35	220,000	225,960
Minneapolis – St. Paul
Housing & Redevelopment
Authority Health Care
Revenue
(Allina Health System)
Series A 5.00% 11/15/29	585,000	680,922
(Children’s Health Care
Facilities) Series A1 5.00%
8/15/34 (AGM)	500,000	528,470
Rochester Health Care &
Housing Revenue
(The Homestead at
Rochester Project) Series A
6.875% 12/1/48	1,220,000	1,389,726
Rochester Health Care
Facilities Revenue
(Mayo Clinic) 4.00%
11/15/41	4,860,000	4,987,721
Sartell Health Care Facilities
Revenue
(Country Manor Campus
Project)
5.25% 9/1/30	1,000,000	1,074,790
Series A 5.30% 9/1/37	600,000	646,452
Shakopee Health Care
Facilities Revenue
(St. Francis Regional
Medical Center)
4.00% 9/1/31	205,000	212,819
5.00% 9/1/34	165,000	180,228

(continues)     NQ-OVJ [6/18] 8/18 (566935)     3

Schedule of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc. (Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Cloud Health Care
Revenue
(Centracare Health System
Project)
Series A 4.00% 5/1/37	1,295,000	$1,354,311
Series A 5.00% 5/1/46	2,800,000	3,119,760
Series B 5.00% 5/1/24	1,400,000	1,601,740
(Unrefunded - Centracare
Health System Project)
5.125% 5/1/30	95,000	100,511
St. Paul Housing &
Redevelopment Authority
Health Care Facilities
Revenue
(Allina Health System)
Series A1 5.25%
11/15/29	640,000	674,842
(Fairview Health Services)
Series A 4.00% 11/15/43	905,000	934,992
Series A 5.00% 11/15/47	680,000	767,203
(Health Partners Obligation
Group Project)
5.00% 7/1/29	2,000,000	2,284,560
Series A 5.00% 7/1/32	1,100,000	1,249,017
St. Paul Housing &
Redevelopment Authority
Housing & Health Care
Facilities Revenue
(Senior Episcopal Homes
Project)
5.125% 5/1/48	1,200,000	1,205,772
Series A 4.75% 11/1/31	740,000	741,732
Wayzata Senior Housing
Revenue
(Folkestone Senior Living
Community)
Series A 5.50% 11/1/32	420,000	435,637
Series A 5.75% 11/1/39	945,000	980,986
Series A 6.00% 5/1/47	1,475,000	1,533,041
Winona Health Care Facilities
Revenue
(Winona Health Obligation)
4.65% 7/1/26	465,000	477,546
4.75% 7/1/27	785,000	808,157
5.00% 7/1/34	750,000	773,317
Woodbury Housing &
Redevelopment Authority
Revenue
(St. Therese of Woodbury)
5.125% 12/1/44	1,250,000	1,305,063
		49,500,922
Housing Revenue Bonds – 1.97%
Minneapolis Multifamily
Housing Revenue
(Olson Townhomes Project)
6.00% 12/1/19 (AMT)	270,000	270,510
Minnesota Housing Finance
Agency
(Non Ace - State
Appropriated Housing)
5.00% 8/1/33	1,390,000	1,576,399
Minnesota State Housing
Finance Agency
Homeownership
(Mortgage-Backed
Securities Program) 4.40%
7/1/32 (GNMA) (FNMA)	790,000	812,159
Northwest Multi-County
Housing & Redevelopment
Authority
(Pooled Housing Program)
5.50% 7/1/45	560,000	570,506
		3,229,574
Lease Revenue Bonds - 10.12%
Minnesota State General
Fund Revenue
Appropriations
Series A 5.00% 6/1/32	780,000	873,405
Series A 5.00% 6/1/38	5,500,000	6,131,620
Series A 5.00% 6/1/43	1,750,000	1,944,985
Series B 5.00% 3/1/29	1,000,000	1,100,170
Minnesota State Housing
Finance Agency
(Non Ace - State
Appropriated Housing)
Series C 5.00% 8/1/36	1,000,000	1,130,500
University of Minnesota
Special Purpose Revenue
(State Supported Biomed
Science Research)
5.00% 8/1/35	1,040,000	1,104,262
5.00% 8/1/36	4,000,000	4,336,440
		16,621,382

4 NQ-OVJ [6/18] 8/18 (566935)

(Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds (continued)
Local General Obligation Bonds – 13.76%
Brainerd Independent School
District No 181
(General Obligation School
Building Bonds) Series A
4.00% 2/1/38	1,500,000	$1,572,135
Brainerd Independent School
District No. 181
(General Obligation School
Building Bonds) Series A
4.00% 2/1/43	1,500,000	1,551,750
Burnsville-Eagan-Savage
Independent School District
No 191
(Alternative Facilities)
Series A 4.00% 2/1/28	1,185,000	1,278,733
Duluth Independent School
District No 709
Series A 4.00% 2/1/27	600,000	641,226
Duluth, Minnesota
(Improvement DECC)
Series A 5.00% 2/1/34	545,000	625,142
Edina Independent School
District No. 273
Series A 5.00% 2/1/27	1,500,000	1,746,885
Hennepin County
Series A 5.00% 12/1/36	1,300,000	1,521,468
Series A 5.00% 12/1/41	1,060,000	1,231,932
Series C 5.00% 12/1/37	3,000,000	3,508,620
Hopkins Independent School
District No. 270
Series A 5.00% 2/1/28	1,000,000	1,076,300
Mahtomedi Independent
School District No. 832
(School Building) Series A
5.00% 2/1/28	515,000	592,636
Mounds View Independent
School District No. 621
(School Building) Series A
4.00% 2/1/43	2,000,000	2,087,080
St. Michael-Albertville
Independent School District
No. 885
(School Building) Series A
5.00% 2/1/27	1,300,000	1,527,968
St. Paul Independent School
District No. 625
(School Building) Series B
5.00% 2/1/26	1,000,000	1,119,890
Willmar
(Rice Memorial Hospital
Project) Series A 4.00%
2/1/32	2,440,000	2,506,148

		22,587,913
Pre-Refunded/Escrowed to Maturity Bonds – 24.89%
Anoka Health Care Facilities
Revenue
(Homestead Anoka Project)
Series A 7.00%
11/1/46-19 §	1,200,000	1,293,024
Dakota-Washington Counties
Housing & Redevelopment
Authority Single Family
Residential Mortgage
Revenue
(City of Bloomington)
Series B 8.375% 9/1/21
(GNMA) (AMT)	7,055,000	8,304,511
Deephaven Charter School
(Eagle Ridge Academy
Project) Series A 5.50%
7/1/43-23 §	500,000	579,690
Minneapolis Health Care
System Revenue
(Fairview Health Services)
Series A 6.625%
11/15/28-18 §	500,000	509,585
Minneapolis Revenue
(National Marrow Donor
Program Project)
Series NMDP 4.875%
8/1/25-18 §	1,000,000	1,002,700
Minnesota Higher Education
Facilities Authority Revenue
(College of St. Benedict)
Series 7-M 5.00%
3/1/31-20 §	300,000	315,987
Series 7-M 5.125%
3/1/36-20 §	275,000	290,216
(University of St. Thomas)
Series 7-A 5.00%
10/1/39-19 §	1,000,000	1,041,200
Minnesota State
(Various Purposes) Series D
5.00% 8/1/24-20 §	65,000	69,263

(continues)     NQ-OVJ [6/18] 8/18 (566935) 5

Schedule of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc. (Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Rochester Health Care &
Housing Revenue
(Samaritan Bethany)
Series A 7.375%
12/1/41-19 §	1,220,000	$1,315,575
Rocori Independent School
District No. 750
(School Building)
Series B 5.00%
2/1/24-19 §	1,075,000	1,097,059
Series B 5.00%
2/1/25-19 §	1,115,000	1,137,880
Series B 5.00%
2/1/26-19 §	1,155,000	1,178,701
St. Cloud Health Care
Revenue
(Centracare Health System
Project)
5.50% 5/1/39-19 (AGC) §	1,500,000	1,548,255
Series A 5.125%
5/1/30-20 §	3,830,000	4,061,447
St. Louis Park Health Care
Facilities Revenue
(Park Nicollet Health
Services) 5.75%
7/1/39-19 §	2,000,000	2,082,380
St. Paul Housing &
Redevelopment Authority
Health Care Facilities
Revenue
(Allina Health System)
Series A1 5.25%
11/15/29-19 §	755,000	791,459
St. Paul Housing &
Redevelopment Authority
Hospital Facility
(Healtheast Care System
Project)
Series A 5.00%
11/15/29-25 §	395,000	464,247
Series A 5.00%
11/15/30-25 §	290,000	340,840
University of Minnesota
Series A 5.25%
4/1/29-19 §	1,000,000	1,028,010
Series A 5.50% 7/1/21	4,000,000	4,284,880
Series D 5.00%
12/1/27-21 §	1,110,000	1,225,051
Series D 5.00%
12/1/29-21 §	2,265,000	2,499,767
University of Minnesota
Series D 5.00%
12/1/31-21 §	1,000,000	1,103,650
Series D 5.00%
12/1/36-21 §	3,000,000	3,310,950
		40,876,327
Special Tax Revenue Bonds – 1.52%
Guam Government Business
Privilege Tax Revenue
Series A 5.25% 1/1/36	150,000	158,563
Minneapolis Community
Planning & Economic
Development Department
(Limited Tax Supported
Common Bond Fund)
6.25% 12/1/30	1,000,000	1,100,280
Minneapolis Revenue
(YMCA Greater Twin Cities
Project) 4.00% 6/1/29	165,000	174,750
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/30	935,000	1,059,290
		2,492,883
State General Obligation Bonds – 13.29%
Minnesota State
Series A 5.00% 8/1/24	2,500,000	2,905,425
Series A 5.00% 8/1/29	700,000	815,829
(State Trunk Highway)
Series B 5.00% 10/1/22	5,500,000	6,039,330
Series B 5.00% 10/1/29	3,315,000	3,620,345
(Various Purposes)
Series D 5.00% 8/1/24	2,635,000	2,812,309
Series F 5.00% 10/1/22	5,000,000	5,626,850
		21,820,088
Transportation Revenue Bonds – 6.85%
Minneapolis – St. Paul
Metropolitan Airports
Commission Revenue
5.00% 1/1/22	670,000	719,687
Subordinate
Series A 5.00% 1/1/31	410,000	480,475
Series A 5.00% 1/1/32	1,255,000	1,467,610
Series B 5.00% 1/1/26	540,000	590,971
Series B 5.00% 1/1/26
(AMT)	500,000	559,710
Series B 5.00% 1/1/27	1,190,000	1,301,479
Series B 5.00% 1/1/30	500,000	542,100
Series B 5.00% 1/1/31	250,000	270,790

6 NQ-OVJ [6/18] 8/18 (566935)

(Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Minneapolis – St. Paul
Metropolitan Airports
Commission Revenue
Series C 5.00% 1/1/33	2,000,000	$2,330,580
Series C 5.00% 1/1/36	1,000,000	1,157,920
Series C 5.00% 1/1/46	1,245,000	1,427,480
St. Paul Port Authority
Revenue
(Amherst H. Wilder
Foundation) Series 3
5.00% 12/1/36	380,000	398,536
		11,247,338
Water & Sewer Revenue Bonds – 3.60%
Guam Government
Waterworks Authority
5.00% 7/1/40	840,000	927,637
5.00% 1/1/46	725,000	790,235
Metropolitan Council Waste
Water Revenue
Series B 4.00% 9/1/27	1,145,000	1,217,570
Series C 4.00% 3/1/31	1,355,000	1,470,554
Series C 4.00% 3/1/32	1,405,000	1,514,759
		5,920,755
Total Municipal Bonds
(cost $229,530,715)		235,363,785

Short-Term Investments – 1.77%
Variable Rate Demand Notes – 1.77%¤
Minneapolis – St. Paul,
Minnesota Housing &
Redevelopment Authority
Health Care Revenue
Series A (Children’s
Hospitals & Clinics)
1.18% 8/15/37 (AGM)
(SPA – US Bank N.A.)	1,000,000	1,000,000
Series B (Children’s
Hospitals & Clinics)
1.22% 8/15/25 (AGM)
(SPA – US Bank N.A.)	1,900,000	1,900,000
Total Short-Term
Investments
(cost $2,900,000)		2,900,000
Total Value of
Securities – 145.11%
(cost $232,430,715)		$238,263,785
Liquidation Value of
Preferred
Stock – (45.68%)		(75,000,000)
Receivables and Other
Assets Net of
Liabilities – 0.57%		931,820
Net Assets Applicable to
11,504,975 Shares
Outstanding – 100.00%		$164,195,605
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2018, the aggregate value of Rule 144A securities was $4,439,935, which represents 2.70% of the Fund’s net assets.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of June 30, 2018.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
°	Principal amount shown is stated in US Dollars unless noted that the security is denominated in another currency.

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
FNMA – Federal National Mortgage Association Collateral
GNMA – Government National Mortgage Association Collateral
N.A. – National Association
SPA – Stand-by Purchase Agreement

See accompanying notes.

NQ-OVJ [6/18] 8/18 (566935) 7

Notes
Delaware Investments® Minnesota Municipal Income Fund II, Inc.
June 30, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Investments Minnesota Municipal Income Fund II, Inc. (Fund). This report covers the period of time since the Fund’s last fiscal year end, March. 31, 2018.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

8 NQ-OVJ [6/18] 8/18 (566935)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

Securities	Level 2
Assets:
Municipal Bonds	$235,363,785
Short-Term Investments	2,900,000
Total Value of Securities	$238,263,785

During the period ended June 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. During the period ended June 30, 2018, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2018 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-OVJ [6/18] 8/18 (566935) 9

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: